Note 10 - Leases - Maturity of Lease Liability (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
2023	$ 87,461
2024	71,077
2025	72,000
Imputed interest	(39,367)
Total lease liability	317,171
Current portion	72,319	$ 45,004
Non-current portion	$ 244,852	22,519
Banner Midstream Corp. [Member]
2023		49,067
2024		23,279
2025		601
Imputed interest		(5,424)
Total lease liability		67,523
Current portion		45,004	$ 42,447
Non-current portion		$ 22,519	$ 84,600